Summary of Significant Accounting Policies- Summary of Property, Plant and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2017
Owned and finance leased aircraft and engines [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	15 years
Owned and finance leased aircraft and engines [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	20 years
Other flight equipment, including rotables [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	10 years
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	8 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	45 years
Other property, plant and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	3 years
Other property, plant and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	20 years